Fair values of financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Schedule of carrying values and fair values of financial assets and liabilities
The table below summarises the carrying values of financial assets and liabilities measured at amortised cost in the Group’s consolidated balance sheet. The fair values presented in the table are at a specific date and may be significantly different from the amounts which will actually be paid or received on the maturity or settlement date.

	At 30 June 2022		At 31 December 2021
	Carrying value £m	Fair value £m	Carrying value £m	Fair value £m

Financial assets
Loans and advances to banks	7,843	7,845	7,001	6,997
Loans and advances to customers	456,095	459,135	448,567	451,772
Reverse repurchase agreements	56,516	56,516	54,753	54,753
Debt securities	8,980	8,865	6,835	6,876
Financial assets at amortised cost	529,434	532,361	517,156	520,398

Financial liabilities
Deposits from banks	7,470	7,471	7,647	7,647
Customer deposits	478,213	478,295	476,344	476,506
Repurchase agreements at amortised cost	48,175	48,175	31,125	31,125
Debt securities in issue	74,284	73,694	71,552	74,665
Subordinated liabilities	10,773	11,246	13,108	14,804

Schedule of financial assets carried at fair value by valuation hierarchy
The following tables provide an analysis of the financial assets and liabilities of the Group that are carried at fair value in the Group’s consolidated balance sheet, grouped into levels 1 to 3 based on the degree to which the fair value is observable. There were no significant transfers between level 1 and level 2 during the period.

Financial assets	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 30 June 2022
Financial assets at fair value through profit or loss:
Loans and advances to banks	—	5,096	—	5,096
Loans and advances to customers	—	13,014	8,730	21,744
Debt securities	10,287	27,070	1,737	39,094
Treasury and other bills	21	—	—	21
Contracts held with reinsurers	—	11,194	—	11,194
Equity shares	100,655	—	1,641	102,296
Total financial assets at fair value through profit or loss	110,963	56,374	12,108	179,445
Financial assets at fair value through other comprehensive income:
Debt securities	10,955	13,040	67	24,062
Treasury and other bills	—	—	—	—
Equity shares	—	—	267	267
Total financial assets at fair value through other comprehensive income	10,955	13,040	334	24,329
Derivative financial instruments	323	28,791	620	29,734
Total financial assets carried at fair value	122,241	98,205	13,062	233,508

At 31 December 2021
Financial assets at fair value through profit or loss:
Loans and advances to banks	—	4,170	—	4,170
Loans and advances to customers	—	15,575	9,793	25,368
Debt securities	17,668	27,773	1,777	47,218
Treasury and other bills	19	—	—	19
Contracts held with reinsurers	—	12,371	—	12,371
Equity shares	115,882	—	1,743	117,625
Total financial assets at fair value through profit or loss	133,569	59,889	13,313	206,771
Financial assets at fair value through other comprehensive income:
Debt securities	15,257	12,490	70	27,817
Treasury and other bills	85	—	—	85
Equity shares	—	—	235	235
Total financial assets at fair value through other comprehensive income	15,342	12,490	305	28,137
Derivative financial instruments	44	21,114	893	22,051
Total financial assets carried at fair value	148,955	93,493	14,511	256,959

Schedule of financial liabilities carried at fair value by valuation hierarchy

Financial liabilities	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 30 June 2022
Financial liabilities at fair value through profit or loss:
Liabilities designated at fair value through profit or loss	—	5,613	44	5,657
Trading liabilities	2,342	11,736	—	14,078
Total financial liabilities at fair value through profit or loss	2,342	17,349	44	19,735
Derivative financial instruments	135	25,584	812	26,531
Liabilities arising from non-participating investment contracts	—	40,542	—	40,542
Total financial liabilities carried at fair value	2,477	83,475	856	86,808

At 31 December 2021
Financial liabilities at fair value through profit or loss:
Liabilities designated at fair value through profit or loss	—	6,504	37	6,541
Trading liabilities	1,569	15,013	—	16,582
Total financial liabilities at fair value through profit or loss	1,569	21,517	37	23,123
Derivative financial instruments	62	17,054	944	18,060
Liabilities arising from non-participating investment contracts	—	45,040	—	45,040
Total financial liabilities carried at fair value	1,631	83,611	981	86,223

Schedule of movements in the level 3 financial assets portfolio
The tables below analyse movements in the level 3 financial assets portfolio.

	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Derivative assets £m	Total financial assets carried at fair value £m

At 1 January 2022	13,313	305	893	14,511
Exchange and other adjustments	15	1	21	37
(Losses) gains recognised in the income statement within other income	(1,140)	—	160	(980)
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	—	32	—	32
Purchases/increases to customer loans	622	—	41	663
Sales/repayments of customer loans	(818)	(4)	(9)	(831)
Transfers into the level 3 portfolio	161	—	—	161
Transfers out of the level 3 portfolio	(45)	—	(486)	(531)
At 30 June 2022	12,108	334	620	13,062
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2022	(1,080)	—	254	(826)

At 1 January 2021	15,046	346	981	16,373
Exchange and other adjustments	(16)	(7)	3	(20)
Losses recognised in the income statement within other income	(135)	—	(154)	(289)
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	—	43	—	43
Purchases/increases to customer loans	644	—	302	946
Sales/repayments of customer loans	(1,520)	(8)	(64)	(1,592)
Transfers into the level 3 portfolio	19	—	—	19
Transfers out of the level 3 portfolio	(778)	—	—	(778)
At 30 June 2021	13,260	374	1,068	14,702
Losses recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2021	(187)	—	(156)	(343)

Schedule of movements in the level 3 financial liabilities portfolio
The tables below analyse movements in the level 3 financial liabilities portfolio.

	Financial liabilities at fair value through profit or loss £m	Derivative liabilities £m	Total financial liabilities carried at fair value £m

At 1 January 2022	37	944	981
Exchange and other adjustments	—	17	17
Losses recognised in the income statement within other income	8	5	13
Additions	4	37	41
Redemptions	(2)	(13)	(15)
Transfers into the level 3 portfolio	—	—	—
Transfers out of the level 3 portfolio	(3)	(178)	(181)
At 30 June 2022	44	812	856
Losses recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2022	7	33	40

At 1 January 2021	45	1,374	1,419
Exchange and other adjustments	—	3	3
Gains recognised in the income statement within other income	(2)	(247)	(249)
Additions	1	201	202
Redemptions	(5)	(19)	(24)
Transfers into the level 3 portfolio	—	—	—
Transfers out of the level 3 portfolio	—	(43)	(43)
At 30 June 2021	39	1,269	1,308
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2021	(2)	(244)	(246)

Schedule of sensitivity of level 3 valuations
The tables below set out the effects of reasonably possible alternative assumptions for categories of level 3 financial assets and financial liabilities which have an aggregated carrying value greater than £500 million.

				Effect of reasonably possible alternative assumptions[1]
At 30 June 2022	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m

Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (-50bps/+213bps)	8,730	429	(359)
Equity and venture capital investments	Market approach	Earnings multiple (3.5/16.8)	1,672	118	(118)
	Underlying asset/net asset value (incl. property prices)[3]	n/a	911	119	(125)
Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices), broker quotes or discounted cash flows[3]	n/a	626	8	(35)
Other			169	12	(12)
			12,108
Financial assets at fair value through other comprehensive income			334
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (11%/147%)	620	5	(5)
			620
Level 3 financial assets carried at fair value			13,062

Financial liabilities at fair value through profit or loss			44
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (11%/147%)	812
			812
Level 3 financial liabilities carried at fair value			856
[1]Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
[3]Underlying asset/net asset values represent fair value.

				Effect of reasonably possible alternative assumptions[1]
At 31 December 2021	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m

Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (-50bps/+213bps)	9,793	502	(460)
Equity and venture capital investments	Market approach	Earnings multiple (3.5/14.9)	1,692	191	(191)
	Underlying asset/net asset value (incl. property prices)[3]	n/a	892	123	(131)
Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices), broker quotes or discounted cash flows[3]	n/a	745	22	(16)
Other			191	13	(13)
			13,313
Financial assets at fair value through other comprehensive income			305
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/168%)	893	10	(23)
			893
Level 3 financial assets carried at fair value			14,511

Financial liabilities at fair value through profit or loss			37
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/168%)	944
			944
Level 3 financial liabilities carried at fair value			981
[1]Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
[3]Underlying asset/net asset values represent fair value.